Schwab Capital Trust
Schwab International Opportunities Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 94.5% OF NET ASSETS

Australia 3.8%
AGL Energy Ltd.	17,229	107,373
ALS Ltd.	192,085	2,233,080
Ampol Ltd.	5,262	92,000
Aristocrat Leisure Ltd.	18,333	820,894
Atlas Arteria Ltd.	19,681	65,010
Aurizon Holdings Ltd.	36,313	75,379
Beach Energy Ltd.	50,003	37,481
BHP Group Ltd.	153,650	3,880,464
BlueScope Steel Ltd.	11,700	177,375
Brambles Ltd.	40,495	619,551
CAR Group Ltd.	49,951	1,215,783
Cleanaway Waste Management Ltd.	44,676	82,334
Cochlear Ltd.	2,041	416,676
Coles Group Ltd.	25,273	336,484
Computershare Ltd.	39,373	1,059,898
CSL Ltd.	10,285	1,779,143
Deterra Royalties Ltd.	13,829	36,619
Domino's Pizza Enterprises Ltd.	1,201	14,017
Downer EDI Ltd.	13,477	59,428
Dyno Nobel Ltd.	32,434	60,991
Endeavour Group Ltd.	32,556	85,254
Evolution Mining Ltd.	42,364	191,728
Flight Centre Travel Group Ltd.	4,391	33,489
Fortescue Ltd.	49,956	565,215
Harvey Norman Holdings Ltd.	12,381	45,907
IDP Education Ltd.	6,657	15,061
IGO Ltd.	19,370	54,491
Iluka Resources Ltd.	8,289	27,155
Insurance Australia Group Ltd.	102,591	575,886
JB Hi-Fi Ltd.	16,624	1,183,995
Lottery Corp. Ltd.	53,745	186,408
Magellan Financial Group Ltd.	9,694	65,920
Medibank Pvt Ltd.	200,512	655,354
New Hope Corp. Ltd.	14,465	38,632
Northern Star Resources Ltd.	479,755	4,766,523
Orica Ltd.	9,048	123,560
Origin Energy Ltd.	31,741	237,353
Paladin Energy Ltd. *	444,158	1,739,480
Pro Medicus Ltd.	6,393	1,312,832
Qantas Airways Ltd.	17,797	123,428
QBE Insurance Group Ltd.	64,425	955,694
Qube Holdings Ltd.	34,168	95,281
Ramsay Health Care Ltd.	3,300	81,690
REA Group Ltd.	1,670	254,393
Reece Ltd.	4,685	40,565
Rio Tinto Ltd.	11,288	802,779
Santos Ltd.	668,869	3,365,673
SEEK Ltd.	6,029	93,001
SGH Ltd.	57,898	1,893,689
Sonic Healthcare Ltd.	8,091	142,878
South32 Ltd.	82,444	154,174
Steadfast Group Ltd.	58,624	223,116
Telix Pharmaceuticals Ltd. *	88,373	1,183,949
Telstra Group Ltd.	78,991	251,751
Transurban Group	56,014	495,714
Vicinity Ltd.	73,690	116,025
Washington H Soul Pattinson & Co. Ltd.	4,982	129,433
SECURITY	NUMBER OF SHARES	VALUE ($)
Wesfarmers Ltd.	26,983	1,475,957
WiseTech Global Ltd.	4,160	315,079
Woodside Energy Group Ltd.	48,407	819,161
Woolworths Group Ltd.	27,866	562,562
Worley Ltd.	11,424	97,219
Yancoal Australia Ltd.	9,038	36,502
Zip Co. Ltd. *	1,171,974	2,376,724
		41,160,660

Austria 0.3%
ANDRITZ AG	1,683	117,122
Kontron AG	103,482	3,338,340
Verbund AG	2,070	154,131
		3,609,593

Belgium 0.1%
D'ieteren Group	503	99,359
Galapagos NV, ADR *	15,191	498,569
Groupe Bruxelles Lambert NV	3,252	271,867
Lotus Bakeries NV	8	67,635
		937,430

Brazil 1.2%
Direcional Engenharia SA	257,900	1,795,773
Embraer SA, ADR	78,628	4,527,400
Inter & Co., Inc., Class A	163,500	1,069,290
Itau Unibanco Holding SA, ADR	473,738	2,970,337
NU Holdings Ltd., Class A *	149,385	1,825,485
Sendas Distribuidora SA	474,900	798,066
		12,986,351

Canada 5.4%
Agnico Eagle Mines Ltd.	7,814	970,039
Alamos Gold, Inc., Class A	73,162	1,777,832
Aritzia, Inc. *	67,243	3,609,167
AtkinsRealis Group, Inc.	42,880	3,036,199
BCE, Inc.	7,049	164,422
Brookfield Asset Management Ltd., Class A	29,010	1,788,838
Cameco Corp.	28,877	2,163,754
Canadian National Railway Co.	15,818	1,477,001
Canadian Natural Resources Ltd.	49,892	1,579,289
Canadian Pacific Kansas City Ltd.	19,610	1,442,162
Capstone Copper Corp. *	266,127	1,492,355
Celestica, Inc. *(a)	7,496	1,498,605
Celestica, Inc. *(a)	3,358	671,130
CGI, Inc.	4,545	438,165
Chartwell Retirement Residences	150,491	1,923,496
Constellation Software, Inc.	373	1,286,839
Descartes Systems Group, Inc. *	9,583	1,012,453
Dollarama, Inc.	7,513	1,026,856
Energy Fuels, Inc. *	184,582	1,677,850
Fairfax Financial Holdings Ltd.	973	1,720,980
Finning International, Inc.	37,355	1,627,811
FirstService Corp.	2,252	444,139
Fortis, Inc.	8,274	404,862
Franco-Nevada Corp.	4,203	669,519

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
George Weston Ltd.	975	185,268
Hudbay Minerals, Inc.	141,373	1,312,108
Hydro One Ltd.	5,319	188,100
Imperial Oil Ltd.	3,002	250,304
Kinaxis, Inc. *	10,503	1,558,774
Loblaw Cos. Ltd.	3,013	487,242
Lundin Gold, Inc.	56,151	2,598,848
Magna International, Inc.	6,236	255,723
Metro, Inc.	5,035	385,002
Open Text Corp.	14,651	431,198
Pan American Silver Corp.	90,840	2,454,497
Shopify, Inc., Class A *(a)	25,843	3,158,941
Shopify, Inc., Class A *(a)	20,568	2,513,615
Suncor Energy, Inc.	20,211	797,150
TELUS Corp.	9,644	155,351
Thomson Reuters Corp.	9,676	1,941,904
Tourmaline Oil Corp.	6,968	296,552
Vermilion Energy, Inc.	70,975	583,415
Waste Connections, Inc.	5,814	1,085,677
Wheaton Precious Metals Corp.	9,388	858,579
Whitecap Resources, Inc.	443,220	3,345,902
		58,747,913

China 2.4%
AAC Technologies Holdings, Inc.	381,500	1,928,930
Airtac International Group	17,000	483,506
Alibaba Group Holding Ltd.	289,740	4,356,173
Bosideng International Holdings Ltd.	3,056,000	1,744,047
Budweiser Brewing Co. APAC Ltd.	42,200	44,299
BYD Co. Ltd., H Shares	178,500	2,606,252
Chow Tai Fook Jewellery Group Ltd.	45,800	76,490
GDS Holdings Ltd., ADR *	42,087	1,518,078
HUTCHMED China Ltd. *	15,000	53,611
Meituan, B Shares *	208,290	3,213,402
PDD Holdings, Inc., ADR *	21,602	2,450,747
Ping An Insurance Group Co. of China Ltd., H Shares	207,500	1,424,563
Shenzhou International Group Holdings Ltd.	16,300	117,307
SITC International Holdings Co. Ltd.	36,000	116,714
Tencent Holdings Ltd.	59,300	4,151,723
Tongcheng Travel Holdings Ltd.	795,200	1,992,476
Xinyi Glass Holdings Ltd.	50,839	52,404
		26,330,722

Denmark 1.2%
AP Moller - Maersk AS, Class A	60	117,730
AP Moller - Maersk AS, Class B	65	128,359
Carlsberg AS, Class B	2,761	344,206
Demant AS *	2,222	84,186
DSV AS	14,320	3,208,896
Genmab AS *	2,178	468,918
H Lundbeck AS	8,929	46,518
Novo Nordisk AS, Class B	158,398	7,366,769
Novonesis Novozymes B, Class B	10,008	647,493
Pandora AS	2,613	431,395
Rockwool AS, Class B	2,446	107,185
		12,951,655

Finland 0.8%
Elisa OYJ	4,109	211,419
Hiab OYJ, B shares	26,243	1,790,934
Kesko OYJ, B Shares	5,396	117,360
Kone OYJ, B Shares	10,953	672,607
Konecranes OYJ	21,836	1,819,639
Nokia OYJ	100,570	409,857
SECURITY	NUMBER OF SHARES	VALUE ($)
Orion OYJ, B Shares	2,387	191,100
UPM-Kymmene OYJ	125,044	3,240,861
Wartsila OYJ Abp	15,540	429,345
		8,883,122

France 8.9%
Accor SA	61,011	3,092,274
Air Liquide SA	10,262	2,018,909
AXA SA	90,151	4,378,556
BioMerieux	1,157	165,548
BNP Paribas SA	63,803	5,817,445
Bouygues SA	4,336	178,541
Bureau Veritas SA	5,714	175,969
Capgemini SE	24,070	3,583,453
Carrefour SA	9,851	141,175
Cie de Saint-Gobain SA	39,572	4,539,585
Cie Generale des Etablissements Michelin SCA	18,074	643,009
Danone SA	28,084	2,298,305
Dassault Systemes SE	41,546	1,364,837
Edenred SE	109,444	3,125,511
Eiffage SA	27,741	3,723,824
Engie SA	37,749	848,530
EssilorLuxottica SA	6,793	2,019,928
Eurazeo SE	3,862	226,621
FDJ UNITED	3,095	96,539
Hermes International SCA	2,565	6,272,676
Ipsen SA	843	99,332
Kering SA	31,455	7,723,626
Legrand SA	5,995	885,502
L'Oreal SA	10,056	4,449,609
LVMH Moet Hennessy Louis Vuitton SE	11,357	6,096,571
Orange SA	31,820	484,016
Pernod Ricard SA	40,800	4,192,963
Publicis Groupe SA	28,070	2,565,084
Safran SA	9,213	3,037,998
Sanofi SA	69,304	6,221,464
Schneider Electric SE	11,878	3,073,946
SEB SA	430	31,410
Societe Generale SA	47,708	3,045,130
SPIE SA	36,865	2,169,556
TotalEnergies SE	78,126	4,645,799
Veolia Environnement SA	11,434	387,487
Vinci SA	9,854	1,368,807
VusionGroup	5,918	1,521,244
Worldline SA *	176,425	642,711
		97,353,490

Germany 7.7%
adidas AG	26,142	4,996,490
Allianz SE	5,695	2,250,537
Auto1 Group SE *	114,687	3,438,075
Bayer AG	149,905	4,662,303
Bayerische Motoren Werke AG	44,400	4,224,721
Bechtle AG	1,353	58,725
Beiersdorf AG	3,233	401,739
BioNTech SE, ADR *	11,303	1,215,073
Brenntag SE	68,609	4,256,441
Carl Zeiss Meditec AG, Bearer Shares	1,301	71,740
Continental AG	61,907	5,287,512
CTS Eventim AG & Co. KGaA	10,076	1,137,826
Daimler Truck Holding AG	87,131	4,238,510
Delivery Hero SE *	73,776	2,201,804
Deutsche Telekom AG	69,485	2,492,142
Duerr AG	38,551	990,864
DWS Group GmbH & Co. KGaA	1,482	88,748
Fielmann Group AG	368	23,317

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
flatexDEGIRO AG	71,014	2,146,274
Fresenius Medical Care AG	130,330	6,610,522
Fresenius SE & Co. KGaA	79,830	3,810,336
Friedrich Vorwerk Group SE	8,308	807,480
FUCHS SE	909	31,971
GEA Group AG	5,368	385,585
Heidelberg Materials AG	2,812	648,713
Henkel AG & Co. KGaA	2,890	205,509
HOCHTIEF AG	375	81,710
Infineon Technologies AG	29,276	1,150,052
IONOS Group SE *	34,092	1,616,864
KION Group AG	39,542	2,430,838
Knorr-Bremse AG	1,555	155,197
Lanxess AG	28,616	785,851
Mercedes-Benz Group AG	43,794	2,479,627
Merck KGaA	2,757	344,582
Nemetschek SE	1,628	242,561
Puma SE	2,205	46,610
Rational AG	154	118,880
RENK Group AG	25,229	1,958,462
SAP SE	23,687	6,773,428
Scout24 SE	19,826	2,649,578
Siemens AG	15,618	3,977,953
Siemens Healthineers AG	5,131	276,369
TeamViewer SE *	83,042	849,266
thyssenkrupp AG	140,000	1,620,521
Wacker Chemie AG	324	24,116
Zalando SE *	4,421	128,908
		84,394,330

Greece 1.1%
Jumbo SA	100,697	3,406,091
National Bank of Greece SA	592,732	8,267,754
		11,673,845

Guernsey 0.2%
Burford Capital Ltd.	167,504	2,152,426

Hong Kong 0.9%
BOC Hong Kong Holdings Ltd.	693,500	3,113,991
Cathay Pacific Airways Ltd.	26,000	38,644
CK Asset Holdings Ltd.	34,500	158,086
CK Infrastructure Holdings Ltd.	9,000	63,387
CLP Holdings Ltd.	30,500	264,733
CTF Services Ltd.	18,000	17,646
Galaxy Entertainment Group Ltd.	60,000	292,600
Hong Kong & China Gas Co. Ltd.	164,000	146,380
Hong Kong Exchanges & Clearing Ltd.	45,300	2,451,581
Man Wah Holdings Ltd.	40,400	22,790
MMG Ltd. *	56,000	27,228
MTR Corp. Ltd.	22,500	80,939
Power Assets Holdings Ltd.	38,000	250,196
Sino Land Co. Ltd.	59,069	68,089
Sun Hung Kai Properties Ltd.	22,000	261,304
Swire Pacific Ltd., A Shares	6,000	54,236
Swire Pacific Ltd., B Shares	15,000	23,566
Techtronic Industries Co. Ltd.	34,000	406,560
VTech Holdings Ltd.	3,600	26,676
WH Group Ltd.	2,274,650	2,277,239
Yue Yuen Industrial Holdings Ltd.	12,000	18,769
		10,064,640

India 1.6%
Amber Enterprises India Ltd. *	15,308	1,382,084
Anant Raj Ltd.	233,753	1,496,595
SECURITY	NUMBER OF SHARES	VALUE ($)
APL Apollo Tubes Ltd.	28,488	518,427
Axis Bank Ltd.	160,932	1,954,370
Coforge Ltd.	58,910	1,167,293
ITC Hotels Ltd. *	712,354	1,867,276
Kalyan Jewellers India Ltd.	184,602	1,244,803
Kaynes Technology India Ltd. *	7,782	545,053
Max Healthcare Institute Ltd.	162,204	2,301,282
Oberoi Realty Ltd.	49,540	917,102
Radico Khaitan Ltd.	59,005	1,837,187
Rainbow Children's Medicare Ltd.	103,528	1,797,336
		17,028,808

Indonesia 0.3%
Bank Mandiri Persero Tbk. PT	12,199,200	3,320,998

Ireland 1.5%
AIB Group PLC	355,963	2,808,067
DCC PLC	33,279	2,084,298
Flutter Entertainment PLC *	21,060	6,365,596
Glanbia PLC	4,542	65,995
James Hardie Industries PLC, CDI *	12,624	331,347
Jazz Pharmaceuticals PLC *	16,513	1,892,885
Kerry Group PLC, Class A	2,994	276,556
Kingspan Group PLC	3,213	266,653
Ryanair Holdings PLC, ADR	31,102	1,936,722
		16,028,119

Israel 1.2%
Amot Investments Ltd.	4,605	31,398
Azrieli Group Ltd.	1,032	101,393
Bezeq The Israeli Telecommunication Corp. Ltd.	60,420	112,393
Big Shopping Centers Ltd. *	270	51,426
Check Point Software Technologies Ltd. *	24,874	4,631,539
CyberArk Software Ltd. *	2,546	1,047,603
Delek Group Ltd.	224	45,491
Elbit Systems Ltd.	628	289,717
Energix-Renewable Energies Ltd.	7,040	27,423
Enlight Renewable Energy Ltd. *	2,618	64,283
Fattal Holdings 1998 Ltd. *	111	19,979
ICL Group Ltd.	20,622	128,473
Israel Corp. Ltd.	81	25,107
Melisron Ltd.	643	74,033
Nice Ltd. *	2,025	316,125
Nova Ltd. *	4,015	1,054,299
Phoenix Financial Ltd.	57,300	1,952,388
Shapir Engineering & Industry Ltd.	2,215	18,316
Strauss Group Ltd.	1,188	31,900
Teva Pharmaceutical Industries Ltd. *	29,475	461,901
Tower Semiconductor Ltd. *(a)	2,306	107,003
Tower Semiconductor Ltd. *(a)	54,800	2,507,100
		13,099,290

Italy 0.9%
Amplifon SpA	2,458	41,378
Brunello Cucinelli SpA	10,732	1,203,515
Buzzi SpA	70,230	3,667,380
DiaSorin SpA	338	33,045
Infrastrutture Wireless Italiane SpA	6,422	75,923
Interpump Group SpA	1,471	60,352
Intesa Sanpaolo SpA	361,000	2,175,119
Moncler SpA	7,363	392,688
PRADA SpA	11,600	63,137
Prysmian SpA	4,995	398,918

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Recordati Industria Chimica e Farmaceutica SpA	2,096	120,213
Reply SpA	692	108,391
Technogym SpA	83,894	1,294,421
		9,634,480

Japan 15.1%
ABC-Mart, Inc.	2,400	44,912
Aica Kogyo Co. Ltd.	1,500	36,934
Aisin Corp.	8,400	116,088
Alfresa Holdings Corp.	3,800	55,161
Alps Alpine Co. Ltd.	3,800	40,258
ALSOK Co. Ltd.	12,300	85,677
Amada Co. Ltd.	10,400	117,270
Amano Corp.	52,500	1,464,946
Anritsu Corp.	116,400	1,254,641
Appier Group, Inc.	136,300	1,382,109
As One Corp.	1,800	28,287
Asahi Group Holdings Ltd.	90,400	1,146,822
Asahi Intecc Co. Ltd.	4,300	66,917
Asics Corp.	142,900	3,359,477
Azbil Corp.	16,400	153,248
Bandai Namco Holdings, Inc.	18,400	594,999
BayCurrent, Inc.	38,200	2,193,446
BIPROGY, Inc.	1,800	72,585
Bridgestone Corp.	13,500	546,077
Brother Industries Ltd.	4,900	83,378
Calbee, Inc.	1,400	25,694
Canon Marketing Japan, Inc.	1,000	36,128
Canon, Inc.	20,700	587,935
Capcom Co. Ltd.	11,600	295,286
Casio Computer Co. Ltd.	3,600	28,520
Chugai Pharmaceutical Co. Ltd.	19,700	944,358
Chugoku Electric Power Co., Inc.	5,600	30,491
COMSYS Holdings Corp.	3,800	87,114
Cosmos Pharmaceutical Corp.	1,000	62,121
CyberAgent, Inc.	193,800	1,940,973
Dai Nippon Printing Co. Ltd.	9,400	144,755
Daifuku Co. Ltd.	6,726	170,277
Daiichi Sankyo Co. Ltd.	43,700	1,072,045
Daikin Industries Ltd.	5,200	639,370
Daito Trust Construction Co. Ltd.	1,900	194,518
Denso Corp.	36,500	495,211
Dentsu Soken, Inc.	700	30,746
Dexerials Corp.	4,700	67,951
Disco Corp.	2,500	738,816
DMG Mori Co. Ltd.	2,100	48,525
Dowa Holdings Co. Ltd.	1,500	48,986
Ebara Corp.	12,000	219,130
EXEO Group, Inc.	3,300	43,346
Ezaki Glico Co. Ltd.	1,000	30,878
FANUC Corp.	29,500	821,190
Fast Retailing Co. Ltd.	3,100	945,592
FP Corp.	1,300	23,175
Fuji Electric Co. Ltd.	2,700	134,239
Fujikura Ltd.	5,400	366,565
Fujitsu Ltd.	98,300	2,141,359
Furukawa Electric Co. Ltd.	34,200	2,065,738
GMO Payment Gateway, Inc.	800	44,586
Goldwin, Inc.	1,000	51,491
Hamamatsu Photonics KK	6,100	74,451
Harmonic Drive Systems, Inc.	1,300	24,647
Hirose Electric Co. Ltd.	600	75,339
Hisamitsu Pharmaceutical Co., Inc.	1,100	29,612
Hitachi Ltd.	188,490	5,767,915
Hoshizaki Corp.	4,100	140,395
House Foods Group, Inc.	2,300	42,533
Hoya Corp.	9,900	1,249,011
SECURITY	NUMBER OF SHARES	VALUE ($)
IHI Corp.	8,500	946,532
Inpex Corp.	21,200	301,862
Internet Initiative Japan, Inc.	25,400	467,779
Isuzu Motors Ltd.	14,100	180,706
ITOCHU Corp.	81,320	4,265,445
Japan Airlines Co. Ltd.	2,700	53,615
Japan Airport Terminal Co. Ltd.	1,700	51,628
Japan Elevator Service Holdings Co. Ltd.	53,500	1,428,210
Japan Steel Works Ltd.	1,500	92,516
Jeol Ltd.	1,300	37,192
JGC Holdings Corp.	4,900	43,808
JTEKT Corp.	3,300	28,518
Justsystems Corp.	800	20,146
Kakaku.com, Inc.	98,700	1,677,553
Kamigumi Co. Ltd.	3,100	87,121
Kandenko Co. Ltd.	2,600	61,591
Kansai Electric Power Co., Inc.	17,800	213,715
Kansai Paint Co. Ltd.	4,300	60,888
Kao Corp.	9,300	418,467
Kawasaki Kisen Kaisha Ltd.	11,100	156,808
KDDI Corp.	85,300	1,399,910
Keikyu Corp.	5,400	55,500
Keisei Electric Railway Co. Ltd.	9,000	75,504
Kewpie Corp.	2,000	54,656
Keyence Corp.	6,400	2,315,080
Kikkoman Corp.	17,900	157,251
Kinden Corp.	163,827	5,158,371
Kobayashi Pharmaceutical Co. Ltd.	1,300	45,718
Kobe Bussan Co. Ltd.	3,800	101,191
Kobe Steel Ltd.	6,000	65,923
Koei Tecmo Holdings Co. Ltd.	3,000	39,282
Koito Manufacturing Co. Ltd.	5,400	69,049
Kokuyo Co. Ltd.	12,800	75,415
Komatsu Ltd.	173,600	5,593,024
Konami Group Corp.	3,000	407,276
Kose Corp.	900	34,539
Kotobuki Spirits Co. Ltd.	3,000	40,031
K's Holdings Corp.	3,600	36,012
Kuraray Co. Ltd.	6,400	79,126
Kurita Water Industries Ltd.	2,500	96,368
Kyocera Corp.	20,500	241,990
Kyowa Kirin Co. Ltd.	6,400	109,245
Kyudenko Corp.	1,600	68,360
Kyushu Electric Power Co., Inc.	7,900	70,034
Lasertec Corp.	2,900	292,171
Lifedrink Co., Inc.	71,500	1,067,933
Lion Corp.	5,500	53,585
M3, Inc.	78,600	966,685
Mabuchi Motor Co. Ltd.	2,900	41,929
Macnica Holdings, Inc.	185,903	2,427,956
Makita Corp.	7,300	225,994
Maruichi Steel Tube Ltd.	1,700	41,098
Maruwa Co. Ltd.	9,200	2,773,042
MatsukiyoCocokara & Co.	199,503	4,096,730
Mazda Motor Corp.	15,500	92,946
McDonald's Holdings Co. Japan Ltd.	2,200	87,853
Medipal Holdings Corp.	4,600	76,165
MEIJI Holdings Co. Ltd.	6,700	135,481
MISUMI Group, Inc.	8,600	123,840
Mitsubishi Electric Corp.	55,900	1,257,316
Mitsubishi Estate Co. Ltd.	61,600	1,153,301
Mitsubishi Gas Chemical Co., Inc.	3,600	62,190
Mitsubishi UFJ Financial Group, Inc.	304,744	4,200,216
Mitsui Mining & Smelting Co. Ltd.	900	38,066
Miura Co. Ltd.	3,000	59,818
MonotaRO Co. Ltd.	7,500	133,552
Morinaga & Co. Ltd.	2,000	31,926
Morinaga Milk Industry Co. Ltd.	1,200	26,097
Murata Manufacturing Co. Ltd.	40,400	601,317

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nabtesco Corp.	2,300	42,312
Nagase & Co. Ltd.	2,300	45,328
Nexon Co. Ltd.	10,200	186,640
NGK Insulators Ltd.	4,500	56,971
NHK Spring Co. Ltd.	4,200	47,291
NIDEC Corp.	19,700	377,970
Nifco, Inc.	2,500	61,000
Nihon Kohden Corp.	3,300	36,295
Nihon M&A Center Holdings, Inc.	22,500	112,482
Nintendo Co. Ltd.	33,200	2,774,819
Nippon Kayaku Co. Ltd.	3,500	32,683
Nippon Shinyaku Co. Ltd.	1,100	23,684
Nippon Shokubai Co. Ltd.	3,600	40,928
Nissan Chemical Corp.	4,114	134,111
Nissin Foods Holdings Co. Ltd.	4,700	89,150
Niterra Co. Ltd.	78,700	2,713,079
Nitori Holdings Co. Ltd.	1,900	160,905
Nitto Denko Corp.	21,700	449,058
NOF Corp.	7,000	139,334
NOK Corp.	2,200	33,381
Nomura Holdings, Inc.	231,900	1,532,000
Nomura Research Institute Ltd.	8,700	344,263
NTT, Inc.	492,400	497,256
OBIC Business Consultants Co. Ltd.	800	46,140
Obic Co. Ltd.	7,700	274,140
OKUMA Corp.	1,000	27,206
Olympus Corp.	20,000	238,941
Ono Pharmaceutical Co. Ltd.	14,400	161,032
Open House Group Co. Ltd.	2,600	114,973
Oracle Corp. Japan	700	75,701
Organo Corp.	600	36,969
Oriental Land Co. Ltd.	33,000	679,487
Osaka Gas Co. Ltd.	6,700	169,519
Otsuka Corp.	153,414	2,906,759
Otsuka Holdings Co. Ltd.	10,900	518,946
PAL GROUP Holdings Co. Ltd.	50,400	1,649,083
PALTAC Corp.	800	22,894
Park24 Co. Ltd.	3,000	37,885
PeptiDream, Inc. *	46,000	509,747
Persol Holdings Co. Ltd.	52,100	99,586
Pola Orbis Holdings, Inc.	1,600	13,505
Rakus Co. Ltd.	2,200	33,743
Rakuten Bank Ltd. *	53,500	2,492,124
Recruit Holdings Co. Ltd.	42,400	2,515,639
Resonac Holdings Corp.	73,000	1,755,514
Resorttrust, Inc.	3,200	39,640
Rinnai Corp.	2,600	64,173
Rohto Pharmaceutical Co. Ltd.	4,400	62,806
Ryohin Keikaku Co. Ltd.	62,200	2,912,065
Sankyo Co. Ltd.	270,520	5,047,984
Sanrio Co. Ltd.	41,732	1,712,353
Santen Pharmaceutical Co. Ltd.	9,000	99,440
Sanwa Holdings Corp.	117,716	3,211,507
SCREEN Holdings Co. Ltd.	1,600	124,816
SCSK Corp.	3,600	112,014
Secom Co. Ltd.	12,000	430,959
Sega Sammy Holdings, Inc.	2,700	55,194
Seino Holdings Co. Ltd.	4,100	62,360
Sekisui Chemical Co. Ltd.	9,700	168,248
SG Holdings Co. Ltd.	11,100	123,148
SHIFT, Inc. *	5,300	55,621
Shikoku Electric Power Co., Inc.	2,700	22,467
Shimadzu Corp.	8,100	179,307
Shimamura Co. Ltd.	49,210	3,563,126
Shimano, Inc.	1,800	196,913
Shin-Etsu Chemical Co. Ltd.	60,500	1,741,003
Shionogi & Co. Ltd.	17,600	294,348
Ship Healthcare Holdings, Inc.	91,295	1,273,946
SHO-BOND Holdings Co. Ltd.	1,400	44,702
SECURITY	NUMBER OF SHARES	VALUE ($)
Sinfonia Technology Co. Ltd.	25,400	1,595,240
Skylark Holdings Co. Ltd.	4,400	83,634
SMC Corp.	6,400	2,227,030
Socionext, Inc.	5,800	109,300
SoftBank Corp.	534,100	771,687
Sojitz Corp.	97,500	2,320,487
Square Enix Holdings Co. Ltd.	2,500	169,015
Stanley Electric Co. Ltd.	2,800	52,807
Subaru Corp.	16,600	305,370
Sugi Holdings Co. Ltd.	2,000	48,475
Sumitomo Bakelite Co. Ltd.	1,500	43,498
Sumitomo Corp.	44,600	1,139,965
Sumitomo Rubber Industries Ltd.	3,800	43,432
Sundrug Co. Ltd.	1,300	38,531
Suntory Beverage & Food Ltd.	2,700	81,528
Suzuken Co. Ltd.	87,300	3,299,693
SWCC Corp.	46,900	2,807,668
Sysmex Corp.	12,000	194,950
Taiheiyo Cement Corp.	2,200	53,761
TBS Holdings, Inc.	109,000	3,585,460
TDK Corp.	41,800	509,246
TechnoPro Holdings, Inc.	52,700	1,669,019
TIS, Inc.	5,800	185,031
Toei Animation Co. Ltd.	1,700	37,192
Toho Co. Ltd.	2,700	170,352
Tokyo Electron Ltd.	9,100	1,446,706
Tokyo Ohka Kogyo Co. Ltd.	92,700	2,539,016
TOPPAN Holdings, Inc.	127,489	3,435,602
Tosoh Corp.	6,200	93,337
TOTO Ltd.	4,400	112,007
Toyo Seikan Group Holdings Ltd.	3,100	64,203
Toyo Suisan Kaisha Ltd.	26,100	1,667,492
Toyo Tire Corp.	2,500	52,953
Toyoda Gosei Co. Ltd.	1,700	35,877
Toyota Boshoku Corp.	1,800	25,579
Trend Micro, Inc.	4,100	250,012
TS Tech Co. Ltd.	1,900	22,814
Tsuruha Holdings, Inc.	23,200	1,707,627
Unicharm Corp.	29,700	205,439
Ushio, Inc.	1,700	20,852
USS Co. Ltd.	254,352	2,764,523
Welcia Holdings Co. Ltd.	2,300	38,593
West Japan Railway Co.	8,200	179,533
Workman Co. Ltd.	1,300	55,644
Yakult Honsha Co. Ltd.	5,600	90,090
Yamaha Corp.	8,700	62,702
Yamato Holdings Co. Ltd.	7,300	105,552
Yamato Kogyo Co. Ltd.	1,000	56,114
Yamazaki Baking Co. Ltd.	3,200	68,359
Yaskawa Electric Corp.	5,900	123,403
Yokogawa Electric Corp.	7,800	207,902
Zenkoku Hosho Co. Ltd.	6,300	134,411
Zeon Corp.	4,100	43,515
ZOZO, Inc.	10,300	101,963
		165,037,210

Jersey 1.0%
Experian PLC	18,412	970,141
Glencore PLC *	1,474,523	5,917,735
TP ICAP Group PLC	838,558	3,385,082
WPP PLC	198,705	1,075,866
		11,348,824

Luxembourg 1.4%
Allegro.eu SA *	11,545	113,250
B&M European Value Retail SA	22,037	65,138
Eurofins Scientific SE	45,325	3,471,142

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
InPost SA *	3,754	53,918
RTL Group SA	750	29,563
Samsonite Group SA	28,500	58,132
Spotify Technology SA *	17,423	10,916,206
Tenaris SA	15,363	268,317
		14,975,666

Macau 0.0%
MGM China Holdings Ltd.	13,600	28,713
Sands China Ltd. *	51,600	124,912
Wynn Macau Ltd.	30,800	25,527
		179,152

Malaysia 0.1%
Gamuda Bhd.	454,900	549,062
KPJ Healthcare Bhd.	993,200	601,961
		1,151,023

Mexico 0.1%
Vista Energy SAB de CV, ADR *	22,168	990,910

Netherlands 8.0%
Aalberts NV	2,761	88,248
Adyen NV *	5,082	8,716,395
Airbus SE	27,893	5,608,029
Akzo Nobel NV	54,690	3,434,608
ASM International NV	7,418	3,590,735
ASML Holding NV	20,511	14,215,619
ASML Holding NV, Registry Shares	3,590	2,494,009
ASR Nederland NV	97,818	6,497,454
BE Semiconductor Industries NV	1,992	269,142
CNH Industrial NV	414,692	5,374,408
CTP NV	3,527	74,803
EXOR NV	27,216	2,622,980
Ferrari NV	17,934	7,864,190
ING Groep NV, Series N	244,564	5,699,669
JBS NV *	119,387	1,639,351
Koninklijke Ahold Delhaize NV	129,961	5,132,992
Koninklijke KPN NV	88,414	394,989
Koninklijke Philips NV	17,961	469,057
Koninklijke Vopak NV	1,282	61,242
Prosus NV *	135,028	7,713,574
Randstad NV	3,151	149,765
Redcare Pharmacy NV *	8,441	934,338
SBM Offshore NV	79,496	2,073,195
Stellantis NV	51,378	453,416
STMicroelectronics NV	15,073	383,064
Universal Music Group NV	18,978	545,938
Wolters Kluwer NV	7,014	1,092,493
		87,593,703

New Zealand 0.1%
a2 Milk Co. Ltd.	17,920	92,829
Contact Energy Ltd.	24,136	129,353
EBOS Group Ltd.	3,600	86,739
Fisher & Paykel Healthcare Corp. Ltd.	19,009	412,094
Mercury NZ Ltd.	17,230	62,783
Ryman Healthcare Ltd. *	9,483	13,939
Spark New Zealand Ltd.	41,374	59,227
Xero Ltd. *	2,881	331,778
		1,188,742

SECURITY	NUMBER OF SHARES	VALUE ($)
Norway 0.5%
Aker BP ASA	8,057	193,824
DOF Group ASA	214,471	1,963,764
Equinor ASA	18,737	481,308
Kitron ASA	165,391	1,005,938
Kongsberg Gruppen ASA	11,620	347,242
Mowi ASA	9,421	175,489
Orkla ASA	15,070	158,477
Salmar ASA	39,915	1,621,509
Var Energi ASA	19,193	65,743
		6,013,294

Panama 0.2%
Intercorp Financial Services, Inc.	54,072	1,949,836

Poland 0.4%
Dino Polska SA *	16,780	221,297
KGHM Polska Miedz SA *	3,488	117,927
LPP SA	32	142,123
ORLEN SA	19,185	427,221
Powszechna Kasa Oszczednosci Bank Polski SA	179,130	3,922,320
		4,830,888

Portugal 0.0%
Jeronimo Martins SGPS SA	7,338	178,883

Republic of Korea 3.3%
Amorepacific Corp.	847	81,619
BGF retail Co. Ltd.	224	18,145
Cheil Worldwide, Inc.	2,093	29,901
CJ Corp.	236	26,234
Classys, Inc.	26,626	1,101,671
Coway Co. Ltd.	27,372	2,134,897
D'Alba Global Co. Ltd. *	6,973	1,013,167
Doosan Bobcat, Inc. *	1,661	65,847
Doosan Enerbility Co. Ltd. *	10,868	509,151
F&F Co. Ltd.	413	20,697
GS Engineering & Construction Corp.	1,036	14,368
Hankook Tire & Technology Co. Ltd.	2,416	77,064
Hanmi Pharm Co. Ltd.	165	33,024
Hanwha Aerospace Co. Ltd.	589	420,223
Hanwha Vision Co. Ltd. *	744	32,699
HD Hyundai Heavy Industries Co. Ltd.	474	166,355
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,245	319,943
HL Mando Co. Ltd.	567	14,093
Hugel, Inc. *	8,446	2,038,685
HYBE Co. Ltd. *	7,230	1,343,780
Hyundai Autoever Corp.	225	24,786
Hyundai Engineering & Construction Co. Ltd.	1,319	63,834
Hyundai Glovis Co. Ltd.	807	85,246
Hyundai Mobis Co. Ltd.	2,236	471,840
Hyundai Rotem Co. Ltd.	19,418	2,807,031
Kangwon Land, Inc.	3,463	46,485
KB Financial Group, Inc.	49,472	3,930,459
KCC Corp.	61	16,182
Kia Corp.	8,394	614,195
Korea Zinc Co. Ltd.	245	140,454
Korean Air Lines Co. Ltd.	3,906	66,130
Krafton, Inc. *	1,143	269,126
KT&G Corp.	3,344	313,412
Kumho Petrochemical Co. Ltd.	347	30,375

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
LG Corp.	2,708	153,746
LG Electronics, Inc.	1,901	105,219
LG Energy Solution Ltd. *	816	223,065
LG H&H Co. Ltd.	305	69,136
LG Innotek Co. Ltd.	318	35,481
LG Uplus Corp.	4,054	42,675
LS Corp.	397	48,966
LS Electric Co. Ltd.	287	63,345
Misto Holdings Corp.	1,072	27,598
NAVER Corp.	3,236	544,603
NongShim Co. Ltd.	120	33,299
Orion Corp.	628	50,143
Posco DX Co. Ltd.	1,556	26,608
S-1 Corp.	589	31,389
Samsung Biologics Co. Ltd. *	561	428,619
Samsung Electro-Mechanics Co. Ltd.	1,545	164,152
Samsung Electronics Co. Ltd.	205,412	10,468,604
Samsung SDI Co. Ltd.	1,019	146,223
Samsung SDS Co. Ltd.	733	83,978
Samyang Foods Co. Ltd.	2,588	2,674,269
SK Bioscience Co. Ltd. *	808	26,437
Youngone Corp.	38,001	1,651,763
Yuhan Corp.	1,501	126,392
		35,566,828

Singapore 1.1%
CapitaLand Integrated Commercial Trust	101,400	171,210
ComfortDelGro Corp. Ltd.	59,400	69,832
DBS Group Holdings Ltd.	65,736	2,412,805
Genting Singapore Ltd.	163,400	92,171
Keppel DC REIT	20,959	38,142
Keppel Ltd.	34,700	225,440
Mapletree Pan Asia Commercial Trust	41,500	41,123
Netlink NBN Trust	53,300	36,740
SATS Ltd.	15,900	38,797
Sea Ltd., ADR *	36,449	5,709,736
Singapore Airlines Ltd.	21,000	109,686
Singapore Exchange Ltd.	56,100	687,876
Singapore Technologies Engineering Ltd.	29,000	195,091
Singapore Telecommunications Ltd.	152,600	454,771
UOL Group Ltd.	7,600	40,175
Venture Corp. Ltd.	204,936	2,032,808
		12,356,403

South Africa 0.1%
Impala Platinum Holdings Ltd. *	152,481	1,441,162

Spain 0.8%
Aena SME SA	15,731	423,606
Amadeus IT Group SA	19,424	1,559,626
Endesa SA	120,399	3,483,071
Fluidra SA	48,167	1,201,315
Industria de Diseno Textil SA	35,606	1,700,793
International Consolidated Airlines Group SA	39,469	197,210
Telefonica SA	76,637	395,508
		8,961,129

Sweden 2.3%
AAK AB	4,148	106,705
Alfa Laval AB	6,937	301,396
Atlas Copco AB, A Shares	64,783	986,540
Atlas Copco AB, B Shares	123,224	1,667,609
Axfood AB	2,745	81,796
Boliden AB *	4,029	123,325
SECURITY	NUMBER OF SHARES	VALUE ($)
BoneSupport Holding AB *	47,665	1,609,730
Epiroc AB, A Shares	13,711	279,062
Epiroc AB, B Shares	8,390	150,399
Essity AB, B Shares	9,094	224,235
Evolution AB	4,679	416,249
Getinge AB, B Shares	3,323	65,590
H & M Hennes & Mauritz AB, B Shares	11,417	153,806
Hexagon AB, B Shares	117,895	1,295,440
Holmen AB, B Shares	1,663	61,808
Industrivarden AB, A Shares	6,934	256,544
Industrivarden AB, C Shares	9,732	359,399
Indutrade AB	5,682	137,984
Investment AB Latour, B Shares	2,486	63,466
Investor AB, A Shares	28,850	836,983
Investor AB, B Shares	107,407	3,112,603
Kinnevik AB, B Shares *	93,267	836,230
Lifco AB, B Shares	3,862	137,569
RaySearch Laboratories AB	39,090	1,339,734
Saab AB, B Shares	5,949	323,590
Sandvik AB	104,157	2,541,395
Securitas AB, B Shares	7,396	109,766
SKF AB, B Shares	113,934	2,653,801
SSAB AB, A Shares	5,273	30,408
SSAB AB, B Shares	14,217	80,350
Sweco AB, B Shares	55,943	882,475
Tele2 AB, B Shares	10,132	156,591
Telefonaktiebolaget LM Ericsson, B Shares	40,090	291,197
Telia Co. AB	35,529	125,478
Trelleborg AB, B Shares	5,530	200,931
Volvo AB, A Shares	2,677	76,750
Volvo AB, B Shares	90,616	2,602,472
Volvo Car AB, B Shares *(b)	14,233	27,219
		24,706,625

Switzerland 5.1%
ABB Ltd.	43,940	2,869,198
Adecco Group AG	3,784	119,151
Alcon AG	10,554	925,248
Amrize Ltd. *	13,187	666,615
Bachem Holding AG	930	78,349
Belimo Holding AG	2,241	2,607,914
BKW AG	313	69,884
Chocoladefabriken Lindt & Spruengli AG	3	438,667
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	25	367,764
Cie Financiere Richemont SA, Class A	13,755	2,245,864
Clariant AG *	3,321	34,083
Coca-Cola HBC AG *	6,043	314,068
DKSH Holding AG	734	50,756
Emmi AG	41	37,320
EMS-Chemie Holding AG	229	180,175
Flughafen Zurich AG	394	111,044
Geberit AG	1,030	789,081
Georg Fischer AG	1,816	142,063
Givaudan SA	145	606,150
Holcim AG *	13,182	1,051,264
Kuehne & Nagel International AG	1,079	219,985
Landis & Gyr Group AG *	22,409	1,829,792
Logitech International SA	4,754	440,823
Lonza Group AG	1,917	1,336,089
Nestle SA	81,038	7,080,863
Novartis AG	104,796	11,934,907
Partners Group Holding AG	1,669	2,243,631
Roche Holding AG	31,887	9,951,073
Roche Holding AG, Bearer Shares	981	326,021
Sandoz Group AG	7,865	449,791
Schindler Holding AG	636	223,064

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Schindler Holding AG, Participation Certificates	1,255	453,853
SGS SA	3,498	355,444
Siegfried Holding AG *	4,210	470,704
SIG Group AG *	6,374	103,124
Sonova Holding AG	1,164	316,850
Straumann Holding AG	3,265	397,807
Sulzer AG	4,432	852,765
Swatch Group AG	1,268	46,185
Swatch Group AG, Bearer Shares	775	137,064
Swisscom AG	610	423,849
Swissquote Group Holding SA	2,847	1,891,676
VAT Group AG	774	271,046
		55,461,064

Taiwan 2.5%
ASPEED Technology, Inc.	14,000	2,120,170
AURAS Technology Co. Ltd.	51,000	1,136,115
Bizlink Holding, Inc.	71,434	2,148,496
Elite Material Co. Ltd.	75,000	2,749,246
King Yuan Electronics Co. Ltd.	562,000	2,198,359
Parade Technologies Ltd.	91,000	1,731,894
Taiwan Semiconductor Manufacturing Co. Ltd.	349,000	13,436,239
Tong Yang Industry Co. Ltd.	411,000	1,435,474
		26,955,993

Thailand 0.0%
Thai Beverage PCL	146,500	52,313

United Arab Emirates 0.4%
Emaar Properties PJSC	944,474	3,911,351

United Kingdom 9.7%
3i Group PLC	68,478	3,741,783
Admiral Group PLC	14,854	669,566
Airtel Africa PLC	32,597	87,750
Antofagasta PLC	7,123	175,665
Ashtead Group PLC	65,600	4,382,822
Associated British Foods PLC	8,580	248,438
AstraZeneca PLC	32,634	4,761,028
AstraZeneca PLC, ADR	72,973	5,333,597
Auto Trader Group PLC	26,939	297,401
BAE Systems PLC	79,048	1,886,134
Balfour Beatty PLC	401,777	2,871,297
Beazley PLC	125,191	1,475,091
Berkeley Group Holdings PLC	1,701	81,804
BP PLC	300,223	1,609,279
British American Tobacco PLC	35,702	1,912,818
BT Group PLC	118,652	324,043
Burberry Group PLC *	5,978	101,404
Centrica PLC	178,314	387,610
CK Hutchison Holdings Ltd.	38,000	247,342
Compass Group PLC	50,979	1,791,375
ConvaTec Group PLC	29,547	91,035
Diageo PLC	123,800	3,000,608
Diploma PLC	36,322	2,571,231
Fresnillo PLC	3,469	63,964
GSK PLC	94,915	1,745,865
Halma PLC	7,709	329,856
Hikma Pharmaceuticals PLC	4,039	104,397
Hiscox Ltd.	19,063	324,553
Howden Joinery Group PLC	11,565	133,883
ICG PLC	12,303	352,266
IMI PLC	5,984	174,822
SECURITY	NUMBER OF SHARES	VALUE ($)
Imperial Brands PLC	81,688	3,184,148
InterContinental Hotels Group PLC	4,693	539,883
Intertek Group PLC	3,790	246,426
J Sainsbury PLC	35,971	143,833
JD Sports Fashion PLC	1,778,973	1,996,873
Kingfisher PLC	37,098	131,913
Lloyds Banking Group PLC	1,008,110	1,033,764
Marex Group PLC	52,286	2,017,194
Marks & Spencer Group PLC	1,099,029	5,047,388
Melrose Industries PLC	23,874	161,188
Mondi PLC	12,066	163,111
Next PLC	2,515	408,237
Ocado Group PLC *	320,536	1,328,484
Pearson PLC	16,060	227,104
Prudential PLC	259,900	3,297,137
Reckitt Benckiser Group PLC	68,266	5,116,247
RELX PLC	47,397	2,462,799
Rentokil Initial PLC	404,900	2,019,821
Rightmove PLC	26,763	288,813
Rio Tinto PLC	31,429	1,871,892
Rolls-Royce Holdings PLC	179,720	2,550,761
Schroders PLC	620,992	3,191,990
Shell PLC	270,232	9,710,274
Smith & Nephew PLC	153,612	2,347,644
Smiths Group PLC	36,298	1,124,373
Spirax Group PLC	1,517	126,774
SSE PLC	19,766	484,509
St. James's Place PLC	133,128	2,291,249
Taylor Wimpey PLC	82,395	110,861
TechnipFMC PLC	20,881	759,442
Tesco PLC	115,949	651,450
Unilever PLC	59,104	3,429,240
United Utilities Group PLC	13,736	205,049
Weir Group PLC	75,471	2,651,363
Wise PLC, Class A *	200,757	2,681,909
		105,281,870

United States 2.8%
ACADIA Pharmaceuticals, Inc. *	16,404	390,907
Coupang, Inc., Class A *	129,132	3,800,355
GQG Partners, Inc., CDI	44,974	58,756
Insmed, Inc. *	7,381	791,834
MercadoLibre, Inc. *	5,689	13,505,060
Moderna, Inc. *	24,580	726,585
NVIDIA Corp.	39,562	7,036,893
Primo Brands Corp.	139,770	3,859,050
		30,169,440
Total Common Stocks (Cost $817,084,261)		1,030,660,181

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.1%
FUCHS SE	2,312	105,798
Henkel AG & Co. KGaA	5,180	399,166
		504,964

Republic of Korea 0.4%
LG Chem Ltd.	107	11,618
Samsung Electronics Co. Ltd.	112,832	4,645,795
		4,657,413
Total Preferred Stocks (Cost $5,884,610)		5,162,377

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(c)	344	1,723
Total Warrants (Cost $0)		1,723

INVESTMENT COMPANIES 1.2% OF NET ASSETS

United States 1.2%
Schwab Emerging Markets Equity ETF (d)	437,230	13,304,909
Total Investment Companies (Cost $12,492,296)		13,304,909

SHORT-TERM INVESTMENTS 3.4% OF NET ASSETS

Money Market Funds 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (e)	37,100,339	37,100,339
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (e)(f)	27,675	27,675
		37,128,014
Total Short-Term Investments (Cost $37,128,014)		37,128,014
Total Investments in Securities (Cost $872,589,181)		1,086,257,204

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/19/25	223	29,139,410	(647,261)

SETTLEMENT DATE	COUNTERPARTY	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED	UNREALIZED APPRECIATION (DEPRECIATION) ($)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
09/18/25	HSBC Bank USA	AUD	10,957,000	USD	7,251,726	(204,425)
09/18/25	UBS AG	AUD	1,532,000	USD	987,499	(2,151)
09/18/25	State Street Bank & Trust Co.	CHF	4,712,000	USD	5,975,768	(142,528)
09/18/25	Citibank N.A.	EUR	6,347,000	USD	7,487,334	(222,537)
09/18/25	State Street Bank & Trust Co.	GBP	4,411,000	USD	5,982,075	(154,133)
09/18/25	UBS AG	SEK	42,538,000	USD	4,484,293	(126,305)
09/18/25	Morgan Stanley & Co.	USD	7,474,024	CAD	10,145,000	135,105
09/18/25	Morgan Stanley & Co.	USD	498,984	DKK	3,156,000	14,810
09/18/25	Citibank N.A.	USD	492,419	EUR	430,000	239
09/18/25	Citibank N.A.	USD	11,944,269	JPY	1,739,979,000	348,020
09/18/25	HSBC Bank USA	USD	4,484,270	SGD	5,705,000	75,199
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(278,706)

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	Security is traded on separate exchanges for the same issuer.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $25,818.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

AUD —	Australian Dollar
CAD —	Canadian Dollar
CHF —	Swiss Franc
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
JPY —	Japanese Yen
SEK —	Swedish Krona
SGD —	Singapore Dollar
USD —	U.S. Dollar

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DIVIDENDS RECEIVED (a)
INVESTMENT COMPANIES 1.2% OF NET ASSETS

United States 1.2%
Schwab Emerging Markets Equity ETF	$18,816,840	$7,251,480	($14,062,297 )	($123,778 )	$1,422,664	$13,304,909	437,230	$655,097
Total	$18,816,840	$7,251,480	($14,062,297 )	($123,778 )	$1,422,664	$13,304,909		$655,097

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the affiliated underlying fund.

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$—	$254,057,035	$—	$254,057,035
Belgium	498,569	438,861	—	937,430
Brazil	12,986,351	—	—	12,986,351
Canada	58,747,913	—	—	58,747,913
China	4,085,539	22,245,183	—	26,330,722
Germany	1,215,073	83,179,257	—	84,394,330
Greece	3,406,091	8,267,754	—	11,673,845
Guernsey	2,152,426	—	—	2,152,426
Ireland	10,195,203	5,832,916	—	16,028,119
Israel	9,240,541	3,858,749	—	13,099,290
Japan	48,475	164,988,735	—	165,037,210
Luxembourg	10,916,206	4,059,460	—	14,975,666
Mexico	990,910	—	—	990,910
Netherlands	9,507,768	78,085,935	—	87,593,703
New Zealand	558,060	630,682	—	1,188,742
Norway	1,621,509	4,391,785	—	6,013,294
Panama	1,949,836	—	—	1,949,836
Republic of Korea	1,013,167	34,553,661	—	35,566,828
Singapore	5,746,476	6,609,927	—	12,356,403
Spain	3,483,071	5,478,058	—	8,961,129
Sweden	1,609,730	23,096,895	—	24,706,625
Switzerland	666,615	54,794,449	—	55,461,064
United Kingdom	8,110,233	97,171,637	—	105,281,870
United States	30,110,684	58,756	—	30,169,440
Preferred Stocks [1]	—	5,162,377	—	5,162,377
Warrants
Canada	—	—	1,723	1,723
Investment Companies [1]	13,304,909	—	—	13,304,909
Short-Term Investments [1]	37,128,014	—	—	37,128,014
Forward Foreign Currency Exchange Contracts [2]	—	573,373	—	573,373
Liabilities
Forward Foreign Currency Exchange Contracts [2]	—	(852,079)	—	(852,079)
Futures Contracts [2]	(647,261)	—	—	(647,261)
Total	$228,646,108	$856,683,406	$1,723	$1,085,331,237

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are reported at unrealized appreciation or depreciation.

Schwab International Opportunities Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value (NAV) of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts and forward foreign currency exchange contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges. Forward foreign currency exchange contracts are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held, which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab International Opportunities Fund
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87632JUL25